General Information - Summary of Information about Consolidated Financial Statements and Company Principal Subsidiaries (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Apollomics Inc [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics, Inc.	Apollomics, Inc.
Country of incorporation	California, United States	California, United States
Date of incorporation	Jan. 14, 2016	Jan. 14, 2016
Principal activities	Research and development of drugs	Research and development of drugs
Maxpro Capital Acquisition Corp [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Maxpro Capital Acquisition Corp
Country of incorporation	Delaware, United States
Date of incorporation	Jun. 02, 2021
Principal activities	Former special purpose acquisition company
Apollomics Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics (Australia) Pty. Ltd.	Apollomics (Australia) Pty. Ltd.
Country of incorporation	Melbourne, Australia	Melbourne, Australia
Date of incorporation	Nov. 04, 2016	Nov. 04, 2016
Principal activities	Research and development of drugs	Research and development of drugs
Apollomics Hong Kong Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Apollomics (Hong Kong) Limited	Apollomics (Hong Kong) Limited
Country of incorporation	Hong Kong, China	Hong Kong, China
Date of incorporation	Jun. 24, 2019	Jun. 24, 2019
Principal activities	Investment holding	Investment holding
Zhejiang Crownmab Biotech Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Zhejiang Crownmab Biotech Co.,Ltd.	Zhejiang Crownmab Biotech Co., Ltd.
Country of incorporation	Hangzhou, China	Hangzhou, China
Date of incorporation	May 29, 2018	May 29, 2018
Principal activities	Investment holding and research and development of drugs	Investment holding and research and development of drugs
Zhejiang Crown Bochuang Biopharma Co Ltd [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Zhejiang Crown Bochuang Biopharma Co., Ltd.	Zhejiang Crown Bochuang Biopharma Co., Ltd.
Country of incorporation	Hangzhou, China	Hangzhou, China
Date of incorporation	May 29, 2020	May 29, 2020
Principal activities	Research and development of drugs	Research and development of drugs
Project Max SPAC Merger Sub Inc [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries		Project Max SPAC Merger Sub, Inc.
Country of incorporation		Delaware, United States
Date of incorporation		Aug. 19, 2022
Principal activities		Investment holding